Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of discontinued operations [abstract]
Net income from discontinued operations
(USD millions)	2023[1]

Net sales to third parties from discontinued operations	7 128

Sales to continuing segments	300

Net sales from discontinued operations	7 428

Other revenues	19

Cost of goods sold	-4 044

Gross profit from discontinued operations	3 403

Selling, general and administration	-1 728

Research and development	-671

Other income	56

Other expense	-795

Operating income from discontinued operations	265

Income from associated companies	2

Interest expense	-33

Other financial income and expense	-20

Income before taxes from discontinued operations	214

Income taxes [2]	208

Net income from discontinued operations before gain on distribution of Sandoz Group AG to Novartis AG shareholders	422

Gain on distribution of Sandoz Group AG to Novartis AG shareholders [3]	5 860

Net income from discontinued operations	6 282

[1] The net income from discontinued operations for 2023 is for the period from January 1, 2023, to the October 3, 2023, Distribution date.
[2] The tax rate in 2023 was impacted by non-recurring items such as tax benefits arising from intercompany transactions to effect the spin-off of the Sandoz business, net decreases in uncertain tax positions of the Sandoz business and the favorable settlement of a tax matter related to the Alcon business, which was spun-off in 2019. Excluding these impacts, the tax rate would have been 31.2% in 2023.

[3] See Note 2 for further details on the non-taxable, non-cash gain on distribution of Sandoz Group AG to Novartis AG shareholders.

Items included in net income from discontinued operations
(USD millions)	2023[1]

Interest income	2

Depreciation of property, plant and equipment	-144

Depreciation of right-of-use assets	-32

Amortization of intangible assets	-171

Impairment charges on property, plant and equipment	-5

Impairment charges on right-of-use assets	-8

Impairment charges on intangible assets	-44

Impairment reversals of property, plant and equipment	1

Additions to restructuring provisions	-27

Equity-based compensation expense related to Novartis equity-based participation plans	-60

[1] 2023 amounts are for the period from January 1, 2023, to the October 3, 2023, Distribution date.

Net cash flows used in investing activities from discontinued operations
(USD millions)	2023

Payments out of provision for transaction cost attributable to the spin-off of the Sandoz business	-52

Derecognized cash and cash equivalents attributable to the spin-off of the Sandoz business	-686

Other cash flows used in investing activities, net	-385

Net cash flows used in investing activities from discontinued operations	-1 123